Other Intangible Assets Level 1 (Notes)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]

Other Intangible Assets (Successor Company)
As of December 31, 2019
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Expected Life
Amortizing intangible assets [1]	$29	$9	$20	5
Total indefinite lived intangible assets [2]	26	—	26	—
Total other intangible assets	$55	$9	$46	5

[1]	Consist of internally developed software

[2]	Consist of state insurance licenses
There have been no additions, renewals or extension since December 31, 2018 (Successor Company).

Expected Pre-tax Amortization Expense (Successor Company)
Years	Expected Future Amortization Expense
2020	$6
2021	$6
2022	$6
2023	$2
2024	$—